PROVISIONS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Tax credit	R$ 164,000	R$ 199,000
Provision	1,000
Contingency amount	303,000
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Contingency	1,613,000	1,571,000
Amount of contingency	415,000	404,000
Customers Claims [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	272,000	181,000
Estimated probably contingent amount	41,000	32,000
Other Civil Proceedings [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	573,000	461,000
Estimated probably contingent amount	36,000	39,000
Regulatory [Member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	484,000	385,000
Estimated probably contingent amount	47,000	48,000
Public Lighting Contribution (CIP) [member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	1,433,000	1,269,000
Accounting Of Energy Sale Transactions In The Electricity Trading Chamber (CCEE) [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	507,000	437,000
Tariff Increases [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	483,000	413,000
Environmental Claims [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	137,000	123,000
Other legal Actions [member]
IfrsStatementLineItems [Line Items]
Contigent liability amount	8,000	55,000
Deposit amount	38,000
Luz Para Todos' Program [member]
IfrsStatementLineItems [Line Items]
Estimated probably contingent amount	141	810
Estimate contigent liability amount	470,000	420,000
Contractual Imbalance [Member]
IfrsStatementLineItems [Line Items]
Estimate contigent liability amount	223,000	198,000
Other Legal Proceedings [member]
IfrsStatementLineItems [Line Items]
Estimated probably contingent amount	6,000	15,000
Estimate contigent liability amount	R$ 434,000	R$ 402,000